Insurance Claim Reserves (details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Insurance Claim Reserves disclosure
Amount of decrease in gross claims and claim adjustment expense reserves	$ 23,000,000	$ 465,000,000
Amount of decline in reinsurance recoverables on unpaid losses	974,000,000	180,000,000
Accretion of discount	48,000,000	48,000,000	45,000,000
Net favorable prior year reserve development for accident years 2009 and prior			1,100,000,000
Net unfavorable prior year reserve development for accident year 2010			383,000,000
Asbestos and environmental claims reserves, balance	$ 2,690,000,000	$ 2,730,000,000
Percent of total asbestos net paid losses related to policyholders with whom the Company had entered into settlement agreements limiting the Company's liability	1.00%	6.00%	19.00%